Revision of Prior-Period Financial Statements - Additional information (Detail)		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Refinitiv [member]
Disclosure of changes in accounting estimates [Line Items]
Percentage of ownership held	45.00%	45.00%	45.00%